Basis of Presentation	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

1. BASIS OF PRESENTATION

Description of Business. AdvancePierre Foods Holdings, Inc. (the “Company”) is a leading national producer and distributor of value-added, convenient, ready-to-eat sandwiches, sandwich components and other entrées and snacks. The Company sells its value-added products to the Foodservice, Retail, Convenience and industrial channels that correspond to its reportable segments. The Company markets and distributes a broad line of products in multiple product categories including ready-to-eat sandwiches (such as breakfast sandwiches, peanut butter and jelly (“PB&J”) sandwiches and hamburgers); sandwich components (such as flame-grilled hamburgers and chicken patties and Philly steaks); and other entrées and snacks (such as country fried steak, stuffed entrées, chicken tenders and cinnamon dough bites).

OCM Principal Opportunities Fund IV L.P. (“OCM”) is the Company’s majority shareholder. AdvancePierre Foods, Inc. (“APF”) is a wholly-owned indirect subsidiary of the Company.

Stock Split and Initial Public Offering. On June 16, 2016, the Company declared a 49.313-for-one stock split of its common stock with an effective date of June 21, 2016. The par value of the common stock was not adjusted as a result of the stock split. All share and per share amounts included herein have been retroactivity adjusted to reflect the stock split. Fractional shares resulting from the stock split were rounded up to the nearest whole share.

On July 20, 2016, the Company completed an initial public offering (“IPO”) of 21,390,000 shares of its common stock, in which 11,090,000 shares were sold by the Company and 10,300,000 were sold by the selling stockholders. On January 24, 2017, the Company completed a secondary public offering in which certain funds managed by Oaktree Capital Management, L.P. (“Oaktree”), and certain members of management sold 14,375,000 shares of common stock. Oaktree is the management company for OCM.